Consolidated Statements of Condition - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 256,820,000	$ 316,797,000
Investment securities:
Held to maturity debt securities (Market value of $2,400 on December 31, 2019 and 1,200 on December 31, 2018)	2,400,000	1,200,000
Available for sale debt securities (Amortized cost of $3,376,070 on December 31, 2019 and $3,481,165 on December 31, 2018)	3,378,923,000	3,411,350,000
Equity securities with readily determinable fair values	6,095,000	5,937,000
Total investment securities	3,387,418,000	3,418,487,000
Loans	6,894,946,000	6,561,289,000
Less allowance for probable loan losses	(60,278,000)	(61,384,000)
Net loans	6,834,668,000	6,499,905,000
Bank premises and equipment, net	506,595,000	506,899,000
Accrued interest receivable	36,620,000	36,803,000
Other investments	318,427,000	337,507,000
Cash surrender value of life insurance policies	289,693,000	282,646,000
Goodwill	282,532,000	282,532,000
Other assets	200,121,000	190,376,000
Total assets	12,112,894,000	11,871,952,000
Deposits:
Demand - non-interest bearing	3,545,905,000	3,454,840,000
Savings and interest bearing demand	3,267,829,000	3,268,237,000
Time	2,012,300,000	1,973,468,000
Total deposits	8,826,034,000	8,696,545,000
Securities sold under repurchase agreements	236,536,000	229,989,000
Other borrowed funds	626,511,000	705,665,000
Junior subordinated deferrable interest debentures	134,642,000	160,416,000
Other liabilities	171,118,000	139,755,000
Total liabilities	9,994,841,000	9,932,370,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,214,967 shares on December 31, 2019 and 96,104,029 shares on December 31, 2018	96,215,000	96,104,000
Surplus	148,075,000	145,283,000
Retained earnings	2,200,568,000	2,064,134,000
Accumulated other comprehensive income (loss)	2,345,000	(54,634,000)
Total shareholders' equity before treasury stock	2,447,203,000	2,250,887,000
Less cost of shares in treasury, 31,015,061 shares on December 31, 2019 and 30,494,143 on December 31, 2018	(329,150,000)	(311,305,000)
Total shareholders' equity	2,118,053,000	1,939,582,000
Total liabilities and shareholders' equity	$ 12,112,894,000	$ 11,871,952,000